Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Huntington Ingalls Industries Inc.	23	$4,013
L3Harris Technologies Inc.	127	21,548
TransDigm Group Inc.	31	13,704

		39,265

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	78	6,167

Airlines — 0.3%
Alaska Air Group Inc.	71	2,574
Southwest Airlines Co.	314	10,733

		13,307

Automobiles — 0.1%
Thor Industries Inc.	33	3,515

Banks — 8.4%
Associated Banc-Corp.	88	1,204
Bank of America Corp.	4,173	99,109
Bank of Hawaii Corp.	21	1,290
Bank OZK	66	1,549
BankUnited Inc.	53	1,073
BOK Financial Corp.	18	1,016
CIT Group Inc.	51	1,057
Citizens Financial Group Inc.	230	5,805
Comerica Inc.	76	2,896
Commerce Bancshares Inc.	55	3,271
Cullen/Frost Bankers Inc.	30	2,241
East West Bancorp. Inc.	78	2,827
Fifth Third Bancorp	384	7,404
First Citizens BancShares Inc./NC, Class A	3	1,215
First Hawaiian Inc.	72	1,241
First Horizon National Corp.	166	1,653
First Republic Bank/CA	91	9,645
FNB Corp.	185	1,387
Huntington Bancshares Inc./OH	549	4,960
KeyCorp	530	6,455
M&T Bank Corp.	69	7,174
PacWest Bancorp	59	1,163
People’s United Financial Inc.	228	2,638
Pinnacle Financial Partners Inc.	38	1,596
PNC Financial Services Group Inc. (The)	229	24,093
Prosperity Bancshares Inc.	48	2,850
Regions Financial Corp.	522	5,805
Signature Bank/New York NY	28	2,994
Sterling Bancorp./DE	101	1,184
SVB Financial Group(a)	27	5,819
Synovus Financial Corp.	80	1,642
TCF Financial Corp.	83	2,442
Texas Capital Bancshares Inc.(a)	27	833
Truist Financial Corp.	727	27,299
U.S. Bancorp	735	27,063
Umpqua Holdings Corp.	120	1,277
Webster Financial Corp.	49	1,402
Wells Fargo & Co.	2,026	51,866
Western Alliance Bancorp	51	1,931
Wintrust Financial Corp.	32	1,396
Zions Bancorp. N.A.	88	2,992

		332,757

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	94	$16,445

Biotechnology — 2.9%
Agios Pharmaceuticals Inc.(a)	36	1,925
Alnylam Pharmaceuticals Inc.(a)	67	9,923
Bluebird Bio Inc.(a)	38	2,320
Exact Sciences Corp.(a)	88	7,651
Incyte Corp.(a)	107	11,125
Ionis Pharmaceuticals Inc.(a)	76	4,481
Moderna Inc.(a)	159	10,209
Neurocrine Biosciences Inc.(a)	54	6,588
Regeneron Pharmaceuticals Inc.(a)	57	35,548
Sage Therapeutics Inc.(a)	30	1,248
Sarepta Therapeutics Inc.(a)	44	7,055
Seattle Genetics Inc.(a)	72	12,234
United Therapeutics Corp.(a)	25	3,025

		113,332

Building Products — 0.1%
Armstrong World Industries Inc.	29	2,261

Capital Markets — 2.6%
Ameriprise Financial Inc.	66	9,903
Cboe Global Markets Inc.	59	5,503
Charles Schwab Corp. (The)	623	21,020
CME Group Inc.	191	31,045
E*TRADE Financial Corp.	121	6,017
Eaton Vance Corp., NVS	58	2,239
LPL Financial Holdings Inc.	42	3,293
Raymond James Financial Inc.	66	4,543
T Rowe Price Group Inc.	122	15,067
TD Ameritrade Holding Corp.	140	5,093

		103,723

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	23	3,093

Commercial Services & Supplies — 1.5%
ADT Inc.	67	535
Cintas Corp.	52	13,851
IAA Inc.(a)	78	3,008
KAR Auction Services Inc.	72	991
Republic Services Inc.	124	10,174
Rollins Inc.	88	3,730
Waste Management Inc.	250	26,478

		58,767

Communications Equipment — 0.0%
EchoStar Corp., Class A(a)	26	727

Construction Materials — 0.5%
Eagle Materials Inc.	24	1,685
Martin Marietta Materials Inc.	36	7,437
Vulcan Materials Co.	78	9,036

		18,158

Consumer Finance — 1.0%
Ally Financial Inc.	203	4,026
Capital One Financial Corp.	244	15,272
Credit Acceptance Corp.(a)	5	2,095
Discover Financial Services	165	8,265
LendingTree Inc.(a)	4	1,158
Navient Corp.	101	710
OneMain Holdings Inc.	33	810

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings Inc.	41	$755
SLM Corp.	202	1,420
Synchrony Financial	315	6,980

		41,491

Containers & Packaging — 0.2%
Packaging Corp. of America	56	5,589
Westrock Co.	151	4,267

		9,856

Distributors — 0.2%
Pool Corp.	24	6,525

Diversified Consumer Services — 0.3%
frontdoor Inc.(a)	50	2,216
Grand Canyon Education Inc.(a)	28	2,535
H&R Block Inc.	112	1,599
Service Corp. International	103	4,006
ServiceMaster Global Holdings Inc.(a)	78	2,784

		13,140

Diversified Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(a)	724	129,241
Equitable Holdings Inc.	219	4,225
Jefferies Financial Group Inc.	122	1,897
Voya Financial Inc.	68	3,172

		138,535

Diversified Telecommunication Services — 6.8%
AT&T Inc.	4,208	127,208
CenturyLink Inc.	645	6,469
Verizon Communications Inc.	2,445	134,793

		268,470

Electric Utilities — 7.3%
Alliant Energy Corp.	148	7,080
American Electric Power Co. Inc.	294	23,414
Avangrid Inc.	33	1,385
Duke Energy Corp.	433	34,592
Edison International	211	11,459
Entergy Corp.	118	11,070
Evergy Inc.	135	8,004
Eversource Energy	199	16,571
Exelon Corp.	574	20,831
FirstEnergy Corp.	321	12,448
Hawaiian Electric Industries Inc.	64	2,308
Idacorp Inc.	30	2,621
NextEra Energy Inc.	289	69,409
NRG Energy Inc.	144	4,689
OGE Energy Corp.	119	3,613
PG&E Corp.(a)	314	2,785
Pinnacle West Capital Corp.	66	4,837
Southern Co. (The)	623	32,303
Xcel Energy Inc.	311	19,438

		288,857

Electrical Equipment — 0.2%
Acuity Brands Inc.	23	2,202
Hubbell Inc.	31	3,886

		6,088

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	83	9,643

Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	59	1,151

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	108	$375

		1,526

Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	14	408
Madison Square Garden Entertainment Corp.(a)	11	825
Madison Square Garden Sports Corp.(a)	11	1,616
Roku Inc.(a)	60	6,992

		9,841

Equity Real Estate Investment Trusts (REITs) — 7.6%
Alexandria Real Estate Equities Inc.	68	11,033
American Campus Communities Inc.	76	2,657
American Homes 4 Rent, Class A	142	3,820
Apartment Investment & Management Co., Class A	81	3,049
Apple Hospitality REIT Inc.	116	1,121
AvalonBay Communities Inc.	76	11,753
Boston Properties Inc.	84	7,592
Brandywine Realty Trust	91	991
Brixmor Property Group Inc.	160	2,051
Brookfield Property REIT Inc., Class A	31	309
Camden Property Trust	51	4,652
Colony Capital Inc.	237	569
Columbia Property Trust Inc.	64	841
CoreSite Realty Corp.	22	2,663
Corporate Office Properties Trust	60	1,520
Cousins Properties Inc.	78	2,327
Crown Castle International Corp.	224	37,486
CubeSmart	106	2,861
CyrusOne Inc.	62	4,511
Douglas Emmett Inc.	91	2,790
Duke Realty Corp.	201	7,113
Empire State Realty Trust Inc., Class A	84	588
EPR Properties	42	1,391
Equity Commonwealth	65	2,093
Equity LifeStyle Properties Inc.	94	5,873
Equity Residential	198	11,646
Essex Property Trust Inc.	35	8,021
Extra Space Storage Inc.	68	6,281
Federal Realty Investment Trust	40	3,408
Gaming and Leisure Properties Inc.	110	3,806
Healthcare Trust of America Inc., Class A	117	3,103
Healthpeak Properties Inc.	291	8,020
Highwoods Properties Inc.	56	2,091
Host Hotels & Resorts Inc.	384	4,143
Hudson Pacific Properties Inc.	82	2,063
Invitation Homes Inc.	294	8,094
JBG SMITH Properties	66	1,952
Kilroy Realty Corp.	62	3,639
Kimco Realty Corp.	225	2,889
Lamar Advertising Co., Class A	47	3,138
Life Storage Inc.	25	2,374
Macerich Co. (The)	83	745
Mid-America Apartment Communities Inc.	61	6,995
National Retail Properties Inc.	92	3,264
Omega Healthcare Investors Inc.	123	3,657
Outfront Media Inc.	79	1,119
Paramount Group Inc.	109	840
Park Hotels & Resorts Inc.	131	1,296
Public Storage	81	15,543
Realty Income Corp.	186	11,067

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	90	$4,130
Retail Properties of America Inc., Class A	115	842
Service Properties Trust	87	617
Simon Property Group Inc.	164	11,214
SITE Centers Corp.	82	664
SL Green Realty Corp.	42	2,070
Spirit Realty Capital Inc.	54	1,882
STORE Capital Corp.	121	2,881
Sun Communities Inc.	52	7,055
Taubman Centers Inc.	32	1,208
UDR Inc.	157	5,869
Ventas Inc.	202	7,397
VEREIT Inc.	571	3,672
VICI Properties Inc.	250	5,048
Vornado Realty Trust	95	3,630
Weingarten Realty Investors	60	1,136

		300,163

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	21	3,140
Kroger Co. (The)	457	15,470
Sprouts Farmers Market Inc.(a)	70	1,791
U.S. Foods Holding Corp.(a)	128	2,524

		22,925

Food Products — 1.1%
Beyond Meat Inc.(a)	32	4,287
Conagra Brands Inc.	286	10,059
Flowers Foods Inc.	115	2,571
Hormel Foods Corp.	165	7,964
JM Smucker Co. (The)	65	6,878
Post Holdings Inc.(a)	38	3,330
Tyson Foods Inc., Class A	171	10,210

		45,299

Gas Utilities — 0.2%
Atmos Energy Corp.	71	7,070
National Fuel Gas Co.	48	2,013

		9,083

Health Care Equipment & Supplies — 0.2%
ABIOMED Inc.(a)	26	6,281

Health Care Providers & Services — 10.0%
AmerisourceBergen Corp.	86	8,666
Anthem Inc.	149	39,184
Cardinal Health Inc.	173	9,029
Centene Corp.(a)	340	21,607
Chemed Corp.	9	4,060
Cigna Corp.(a)	214	40,157
CVS Health Corp.	771	50,092
DaVita Inc.(a)	49	3,878
Encompass Health Corp.	57	3,530
Humana Inc.	78	30,244
MEDNAX Inc.(a)	45	770
Molina Healthcare Inc.(a)	35	6,229
Premier Inc., Class A(a)	36	1,234
Quest Diagnostics Inc.	78	8,889
UnitedHealth Group Inc.	557	164,287
Universal Health Services Inc., Class B	43	3,994

		395,850

Health Care Technology — 0.3%
Cerner Corp.	180	12,339

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Corp.(a)	339	$4,112
Chipotle Mexican Grill Inc.(a)	17	17,890
Choice Hotels International Inc.	21	1,657
Darden Restaurants Inc.	77	5,834
Domino’s Pizza Inc.	23	8,497
Extended Stay America Inc.	110	1,231
Hilton Grand Vacations Inc.(a)	47	919
Planet Fitness Inc., Class A(a)	47	2,847
Six Flags Entertainment Corp.	43	826
Wendy’s Co. (The)	106	2,309

		46,122

Household Durables — 0.9%
DR Horton Inc.	195	10,813
Lennar Corp., Class A	160	9,859
Lennar Corp., Class B	9	415
NVR Inc.(a)	2	6,517
PulteGroup Inc.	158	5,377
Toll Brothers Inc.	68	2,216

		35,197

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.	288	5,363

Insurance — 3.2%
Allstate Corp. (The)	169	16,391
American Financial Group Inc./OH	40	2,538
American National Insurance Co.	5	360
Athene Holding Ltd., Class A(a)	62	1,934
Brighthouse Financial Inc.(a)	53	1,474
Brown & Brown Inc.	127	5,177
Cincinnati Financial Corp.	81	5,186
CNA Financial Corp.	18	579
Erie Indemnity Co., Class A, NVS	14	2,687
Fidelity National Financial Inc.	147	4,507
First American Financial Corp.	59	2,833
Globe Life Inc.	57	4,231
Hanover Insurance Group Inc. (The)	20	2,027
Hartford Financial Services Group Inc. (The)	195	7,517
Kemper Corp.	34	2,466
Lincoln National Corp.	104	3,826
Loews Corp.	129	4,423
Mercury General Corp.	15	611
Old Republic International Corp.	151	2,463
Principal Financial Group Inc.	147	6,106
Progressive Corp. (The)	315	25,235
Travelers Companies Inc. (The)	137	15,625
Unum Group	110	1,825
White Mountains Insurance Group Ltd.	2	1,776
WR Berkley Corp.	75	4,297

		126,094

Interactive Media & Services — 0.2%
Zillow Group Inc., Class A(a)	31	1,782
Zillow Group Inc., Class C, NVS(a)	72	4,148

		5,930

Internet & Direct Marketing Retail — 0.3%
Grubhub Inc.(a)	54	3,796
Wayfair Inc., Class A(a)	39	7,707

		11,503

IT Services — 2.8%
Black Knight Inc.(a)	85	6,168

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	82	$6,379
Broadridge Financial Solutions Inc.	67	8,455
CACI International Inc., Class A(a)	15	3,253
Fiserv Inc.(a)	330	32,214
Jack Henry & Associates Inc.	45	8,281
Leidos Holdings Inc.	80	7,494
Paychex Inc.	190	14,392
Square Inc., Class A(a)	214	22,457
Switch Inc., Class A	46	820

		109,913

Machinery — 0.0%
Trinity Industries Inc.	57	1,213

Marine — 0.0%
Kirby Corp.(a)	35	1,875

Media — 4.8%
Altice USA Inc., Class A(a)	191	4,305
Cable One Inc.	3	5,325
Charter Communications Inc., Class A(a)	88	44,883
Comcast Corp., Class A	2,674	104,232
DISH Network Corp., Class A(a)	145	5,004
Fox Corp., Class A, NVS	203	5,444
Fox Corp., Class B(a)	96	2,577
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50	1,726
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	102	3,514
New York Times Co. (The), Class A	96	4,035
Nexstar Media Group Inc., Class A	26	2,176
Sinclair Broadcast Group Inc., Class A	33	609
Sirius XM Holdings Inc.	696	4,086

		187,916

Metals & Mining — 0.4%
Nucor Corp.	177	7,330
Reliance Steel & Aluminum Co.	37	3,512
Steel Dynamics Inc.	122	3,183

		14,025

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	307	3,960
Annaly Capital Management Inc.	771	5,058
Chimera Investment Corp.	101	971
MFA Financial Inc.	241	600
New Residential Investment Corp.	228	1,694
Starwood Property Trust Inc.	149	2,229
Two Harbors Investment Corp.	135	680

		15,192

Multi-Utilities — 3.3%
Ameren Corp.	145	10,202
CenterPoint Energy Inc.	297	5,545
CMS Energy Corp.	168	9,815
Consolidated Edison Inc.	198	14,242
Dominion Energy Inc.	494	40,103
DTE Energy Co.	113	12,147
MDU Resources Group Inc.	117	2,595
NiSource Inc.	226	5,139
Public Service Enterprise Group Inc.	299	14,699
WEC Energy Group Inc.	187	16,391

		130,878

Multiline Retail — 2.1%
Dollar General Corp.	148	28,196

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree Inc.(a)	138	$12,790
Kohl’s Corp.	92	1,911
Macy’s Inc.	183	1,259
Nordstrom Inc.	59	914
Ollie’s Bargain Outlet Holdings Inc.(a)	31	3,027
Target Corp.	295	35,379

		83,476

Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	169	862
Antero Resources Corp.(a)	145	368
Cabot Oil & Gas Corp.	231	3,969
Chesapeake Energy Corp.(a)	3	15
Cimarex Energy Co.	59	1,622
Concho Resources Inc.	115	5,922
Continental Resources Inc./OK	45	789
Devon Energy Corp.	227	2,574
Diamondback Energy Inc.	95	3,973
EOG Resources Inc.	344	17,427
EQT Corp.	150	1,785
Equitrans Midstream Corp.	241	2,003
HollyFrontier Corp.	88	2,570
Kinder Morgan Inc./DE	1,150	17,445
Marathon Petroleum Corp.	381	14,242
ONEOK Inc.	259	8,604
Parsley Energy Inc., Class A	176	1,880
PBF Energy Inc., Class A	57	584
Pioneer Natural Resources Co.	97	9,477
Range Resources Corp.	123	692
Targa Resources Corp.	134	2,689
Williams Companies Inc. (The)	719	13,675
WPX Energy Inc.(a)	226	1,442

		114,609

Pharmaceuticals — 0.3%
Horizon Therapeutics PLC(a)	108	6,002
Jazz Pharmaceuticals PLC(a)	32	3,531
Nektar Therapeutics(a)	100	2,316

		11,849

Professional Services — 0.5%
CoreLogic Inc.	45	3,025
CoStar Group Inc.(a)	23	16,345

		19,370

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)(a)	22	1,143

Road & Rail — 3.9%
Amerco	5	1,511
CSX Corp.	451	31,453
JB Hunt Transport Services Inc.	49	5,897
Knight-Swift Transportation Holdings Inc.	75	3,128
Landstar System Inc.	23	2,583
Lyft Inc., Class A(a)	141	4,654
Norfolk Southern Corp.	151	26,511
Old Dominion Freight Line Inc.	57	9,667
Schneider National Inc., Class B	37	913
Union Pacific Corp.	401	67,797

		154,114

Software — 2.5%
2U Inc.(a)	36	1,367
Avalara Inc.(a)	45	5,989

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit Inc.	149	$44,132
Paycom Software Inc.(a)	29	8,982
Paylocity Holding Corp.(a)	21	3,064
RealPage Inc.(a)	52	3,381
RingCentral Inc., Class A(a)	45	12,825
Trade Desk Inc. (The), Class A(a)	24	9,756
Tyler Technologies Inc.(a)	23	7,978

		97,474

Specialty Retail — 8.6%
Advance Auto Parts Inc.	39	5,556
AutoNation Inc.(a)	35	1,315
AutoZone Inc.(a)	14	15,794
Best Buy Co. Inc.	135	11,782
Burlington Stores Inc.(a)	38	7,483
CarMax Inc.(a)	95	8,507
Carvana Co.(a)	32	3,846
Dick’s Sporting Goods Inc.	36	1,485
Five Below Inc.(a)	32	3,421
Floor & Decor Holdings Inc., Class A(a)	48	2,767
Home Depot Inc. (The)	634	158,823
L Brands Inc.	138	2,066
Lowe’s Companies Inc.	446	60,264
O’Reilly Automotive Inc.(a)	43	18,132
Ross Stores Inc.	206	17,559
Tractor Supply Co.	68	8,962
Ulta Beauty Inc.(a)	31	6,306
Urban Outfitters Inc.(a)	41	624
Williams-Sonoma Inc.	46	3,773

		338,465

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	25	2,017

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	176	1,441
New York Community Bancorp. Inc.	243	2,479
TFS Financial Corp.	27	386

		4,306

Tobacco — 1.1%
Altria Group Inc.	1,097	43,057

Security	Shares	Value

Trading Companies & Distributors — 0.7%
Fastenal Co.	339	$14,523
HD Supply Holdings Inc.(a)	96	3,326
MSC Industrial Direct Co. Inc., Class A	27	1,966
United Rentals Inc.(a)	43	6,409
Watsco Inc.	19	3,376

		29,600

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	40	1,228

Water Utilities — 0.5%
American Water Works Co. Inc.	107	13,766
Essential Utilities Inc.	145	6,125

		19,891

Wireless Telecommunication Services — 0.9%
Telephone and Data Systems Inc.	59	1,173
T-Mobile U.S. Inc.(a)	313	32,599
U.S. Cellular Corp.(a)	8	247

		34,019

Total Common Stocks — 99.8% (Cost: $4,357,421)		3,943,268

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	229	39

Total Rights — 0.0% (Cost: $85)		39

Total Investments in Securities — 99.8% (Cost: $4,357,506)		3,943,307

Other Assets, Less Liabilities — 0.2%		8,699

Net Assets — 100.0%		$3,952,006

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,943,268	$—	$—	$3,943,268
Rights	39	—	—	39

	$3,943,307	$—	$—	$3,943,307

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares